Form N-1A Cover	Jun. 11, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	Capital Group Fixed Income ETF Trust
Entity Central Index Key	0001870117
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 11, 2025
Prospectus Date	Jun. 12, 2025